Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Income Before Income Taxes, Domestic And Foreign

Income before income taxes and equity in net income of affiliated companies and income taxes are comprised of the following:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Income before income taxes and equity in net income of affiliated companies:
Domestic	¥80,032	¥63,429	¥54,306
Foreign	40,431	37,509	36,994

Total	¥120,463	¥100,938	¥91,300

Income taxes:
Current—
Domestic	¥26,015	¥23,932	¥12,312
Foreign	13,946	11,662	14,825

	39,961	35,594	27,137

Deferred—
Domestic	3,067	1,278	6,142
Foreign	(2,288)	(324)	(2,595)

	779	954	3,547

Total	¥40,740	¥36,548	¥30,684

Schedule Of Effective Income Tax Rate Reconciliation

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

For the years ended March 31:	2013	2012	2011
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	38.0%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	0.6	(0.5)	(0.6)
Permanently nondeductible expenses	0.2	0.3	0.3
Nontaxable dividend income	(0.4)	(0.5)	(0.5)
Extra tax deduction on expenses for research and development	(2.9)	(2.4)	(2.3)
Difference in statutory tax rates of foreign subsidiaries	0.1	(0.9)	(2.0)
Other—net	(1.8)	(0.4)	(1.9)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.8%	36.2%	33.6%

Schedule Of Net Deferred Tax Assets

Deferred tax assets and liabilities are included in the consolidated balance sheets as follows:

(¥ in millions)
At March 31:	2013	2012
Other current assets	¥36,277	¥31,853
Other assets—Other	9,774	7,179
Other current liabilities	(132)	(293)
Other long-term liabilities	(25,847)	(7,228)

Net deferred tax assets	¥20,072	¥31,511

Schedule Of Significant Components Of Deferred Tax Assets And Liabilities

The significant components of deferred tax assets and liabilities are as follows:

(¥ in millions)
At March 31:	2013	2012
Deferred tax assets:
Allowance for doubtful accounts and credit losses	¥755	¥1,160
Intercompany profits	10,213	8,428
Adjustment of investment securities	7,516	7,571
Write-downs of inventories and fixed assets	2,551	1,820
Accrued bonus	6,049	5,745
Retirement and pension costs	11,477	16,684
Tax loss and credit carryforwards	5,172	6,599
Other temporary differences	28,859	25,422

Gross deferred tax assets	72,592	73,429
Less: valuation allowance	(6,001)	(3,900)

Net deferred tax assets	¥66,591	¥69,529

Deferred tax liabilities:
Adjustment of investment securities	¥27,258	¥20,646
Unremitted earnings of foreign subsidiaries and affiliates	11,405	8,755
Other temporary differences	7,856	8,617

Gross deferred tax liabilities	¥46,519	¥38,018

Schedule Of Valuation Allowance

The following table presents the reconciliation of the beginning and ending balances of the valuation allowance:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Balance at beginning of year	¥3,900	¥986	¥1,509
Addition	2,321	753	447
Deduction	(220)	(905)	(970)
Addition from acquisition	—	3,066	—

Balance at end of year	¥6,001	¥3,900	¥986

Schedule Of Reconciliation Of Unrecognized Tax Benefits

The following table presents the reconciliation of unrecognized tax benefits:

(¥ in millions)
For the years ended March 31:	2013	2012	2011
Balance at beginning of year	¥1,737	¥223	¥200
Gross increase for tax positions taken in prior years	462	1,639	87
Gross decrease for tax positions taken in prior years	—	—	(9)
Settlements	(2)	(118)	(8)
Lapse of statute of limitations	—	—	(19)
Other	14	(7)	(28)

Balance at end of year	¥2,211	¥1,737	¥223